Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31
	2011	2012
	$	$
Cost
Furniture, fixtures and equipment	6,342,363	12,506,256
Leasehold improvements	1,372,451	2,624,050
Motor vehicles & Software	2,891,793	3,613,056
Sub-total	10,606,607	18,743,362
Less: accumulated depreciation	(1,458,445)	(6,105,795)
Property and equipment, net	9,148,162	12,637,567

Schedule of depreciation expenses charged into income statement

	1.1.2010 to 12.31.2010	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012
	$	$	$
Depreciation expenses were charged to:
Fulfillment expenses	—	352,921	2,265,757
Marketing expenses	—	2,128	6,648
Technology and content expenses	—	360,194	1,634,180
General and administrative expenses	103,193	653,581	620,537
Total	103,193	1,368,824	4,527,122